Convertible debenture (Tables)	12 Months Ended
Dec. 31, 2022
December 2018 Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of convertible debenture [Table Text Block]
	December 31, 2022	December 31, 2021
Opening balance	$-	$171,146
Accretion	-	9,999
Converted	-	(166,284)
Recovery	-	(14,861)
Ending balance	$-	$-